Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Subtotal	$ 2,572,097	$ 0
Derivatives not designated as hedging instruments
Subtotal	758,024	3,897,519
Total derivatives	3,330,121	3,897,519
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	2,572,097	0
Derivatives not designated as hedging instruments
Interest rate swaps	758,024	2,630,574
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	0
Derivatives not designated as hedging instruments
Interest rate swaps	$ 0	$ 1,266,945